Biological assets - Disclosure of reconciliation of changes in biological assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in biological assets [abstract]
Biological assets, beginning balance	$ 199	$ 197
Exchange differences	(7)	(13)
Transferred to inventories	(69)	(23)
Fair value change	11	(17)
Farming cost capitalised	42	55
Biological assets, ending balance	$ 176	$ 199